UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-07123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for this series, as appropriate.

Dreyfus Global Dynamic Bond Fund

Dreyfus Global Real Return Fund

Dreyfus Total Emerging Markets Fund

Dynamic Total Return Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Global Dynamic Bond Fund
July 31, 2016 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 86.7%		Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Discretionary - 6.0%
Bertelsmann SE & Co.,
Jr. Sub. Notes	EUR	3.50	4/23/75	200,000	[b]	217,107
CPUK Finance,
Sr. Scd. Notes	GBP	2.67	2/28/42	200,000		273,704
Daimler Finance North America,
Gtd. Notes		1.88	1/11/18	150,000		151,310
DISH DBS,
Gtd. Notes		4.63	7/15/17	140,000		143,500
Enterprise Inns,
First Mortgage Bonds	GBP	6.50	12/6/18	98,000		137,663
Fiat Chrysler Finance Europe,
Gtd. Notes	EUR	7.00	3/23/17	100,000		116,434
InterContinental Hotels Group,
Gtd. Notes	GBP	6.00	12/9/16	98,000		131,910
Motability Operations Group,
Gtd. Notes	GBP	5.25	9/28/16	55,000		73,363
Motability Operations Group,
Gtd. Notes	EUR	1.63	6/9/23	100,000		121,057
New Look Secured Issuer,
Sr. Scd. Bonds	GBP	6.50	7/1/22	100,000		125,463
Norcell Sweden Holding 3,
Sr. Scd. Notes	SEK	5.25	11/4/19	1,000,000		121,012
Unitymedia Hessen,
Sr. Scd. Bonds	EUR	4.00	1/15/25	115,000		134,196
Unitymedia Hessen,
Sr. Scd. Bonds	EUR	6.25	1/15/29	100,000		127,154
Virgin Media Finance,
Gtd. Notes	EUR	4.50	1/15/25	100,000		113,491
						1,987,364
Consumer Staples - 3.3%
Anheuser-Busch InBev,
Gtd. Notes	GBP	6.50	6/23/17	110,000		152,869
Anheuser-Busch InBev,
Gtd. Notes	EUR	0.88	3/17/22	110,000		127,176
Anheuser-Busch InBev Finance,
Gtd. Notes		1.90	2/1/19	130,000		132,193
Coca-Cola European Partners,
Gtd. Bonds	EUR	0.75	2/24/22	110,000		125,910
Constellation Brands,
Gtd. Notes		7.25	5/15/17	130,000		135,525
Fomento Economico Mexicano SAB de CV,
Sr. Unscd. Bonds	EUR	1.75	3/20/23	107,000		126,356
PepsiCo,
Sr. Unscd. Notes		0.93	7/17/17	218,000	[b]	218,099
Smithfield Foods,
Sr. Unscd. Notes		7.75	7/1/17	70,000		73,500
						1,091,628
Energy - 1.1%
BP Capital Markets,
Gtd. Notes	GBP	4.33 12/10/18		100,000		143,421

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 86.7% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy - 1.1% (continued)
Shell International Finance,
Gtd. Notes		1.08	5/11/20	187,000	[b]	184,768
Statoil,
Gtd. Notes		1.80	11/23/16	35,000		35,100
						363,289
Financials - 21.0%
Abbey National Treasury Services,
Covered Notes	GBP	0.82	1/20/17	100,000	[b]	132,403
Allied Irish Banks,
Sr. Unscd. Notes	EUR	2.75	4/16/19	100,000		118,299
Aquarius & Investments,
Jr. Sub. Notes		8.25	9/29/49	200,000	[b]	215,875
Arsenal Securities,
Sr. Scd. Bonds, Ser. A1	GBP	5.14	9/1/29	35,436		53,874
Banca Carige,
Govt. Gtd. Bonds	EUR	6.75	3/20/17	200,000		232,894
Banca Monte dei Paschi di Siena,
Govt. Gtd. Bonds	EUR	3.50	3/20/17	200,000		227,978
Bank of England Euro Note,
Sr. Unscd. Notes		1.25	3/14/19	260,000		262,047
Barclays Bank,
Sub. Notes	EUR	6.00	1/23/18	90,000		108,480
BNG Bank,
Sr. Unscd. Notes		0.91	5/15/18	200,000	[b]	200,639
Citigroup,
Sub. Notes		5.50	9/13/25	160,000		182,520
Close Brothers Finance,
Gtd. Notes	GBP	3.88	6/27/21	100,000		145,312
Commonwealth Bank of Australia,
Covered Bonds		2.13	7/22/20	250,000		255,732
Coventry Building Society,
Covered Bonds	GBP	0.88	3/17/20	100,000	[b]	131,706
Coventry Building Society,
Sr. Unscd. Notes	EUR	2.50 11/18/20		200,000		237,740
Danske Bank,
Sub. Notes	GBP	5.38	9/29/21	90,000	[b]	123,951
Dexia Credit Local,
Govt. Gtd. Notes		2.25	1/30/19	250,000		254,835
DNB Bank,
Sub. Notes	EUR	4.75	3/8/22	200,000	[b]	229,261
HSBC Bank,
Sub. Notes	GBP	5.38	11/4/30	45,000	[b]	68,501
HSBC Holdings,
Sub. Notes	GBP	6.38	10/18/22	150,000	[b]	207,274
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	NZD	4.00	1/30/20	250,000		189,095
Lloyds Bank,
Govt. Gtd. Notes	GBP	1.50	5/2/17	100,000		133,425
Lloyds Bank,
Sub. Notes		9.88	12/16/21	185,000	[b]	190,818
Lloyds Bank,
Sub. Notes	AUD	13.00	12/19/21	65,000	[b]	51,244
Mitchells & Butlers Finance,
Asset-Backed Bonds, Ser. B2	GBP	6.01	12/15/30	40,039		62,768
Nationwide Building Society,
Covered Bonds	GBP	0.72	7/17/17	100,000	[b]	132,351

		Coupon	Maturity	Principal
Bonds and Notes - 86.7% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financials - 21.0% (continued)
Nationwide Building Society,
Jr. Sub. Notes	GBP	6.88	12/29/49	100,000	[b]	127,774
New Red Finance,
Scd. Notes		6.00	4/1/22	104,000	[c]	109,330
Royal Bank of Canada,
Covered Bonds		2.00	10/1/18	125,000		127,158
Royal Bank of Canada,
Covered Bonds		1.88	7/22/16	250,000		252,875
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	250,000	[b]	261,532
Royal Bank of Scotland,
Sub. Notes	EUR	10.50	3/16/22	100,000	[b]	118,784
RSA Insurance Group,
Gtd. Notes	GBP	9.38	5/20/39	50,000	[b]	78,178
Santander UK,
Sub. Notes	GBP	9.63	10/30/23	50,000	[b]	76,498
Silverback Finance,
Sr. Scd. Bonds	EUR	3.13	2/25/37	213,089		236,430
Silverstone Master Issuer,
Mortgage Backed Notes, Ser. A3	GBP	5.06	1/21/55	100,000	[b]	133,830
SLM Student Loan Trust, Ser. 2003-10,
Asset-Backed Notes	GBP	1.12	12/15/39	100,000	[b]	109,516
Societe Generale,
Jr. Sub. Notes	EUR	6.75	4/7/49	200,000	[b]	220,527
Tesco Property Finance 3,
Mortgage Backed Bonds	GBP	5.74	4/13/40	98,045		130,037
UBS,
Sub. Notes	EUR	4.75	2/12/26	135,000	[b]	162,289
UNITE USAF II,
Sr. Scd. Notes	GBP	3.37	6/30/28	100,000		145,778
Vonovia Finance,
Gtd. Notes	EUR	1.50	3/31/25	134,000		161,394
Westpac Banking,
Covered Notes		1.38	5/30/18	330,000		330,818
						6,931,770
Foreign/Governmental - 26.8%
Abu Dhabi Government,
Sr. Unscd. Notes		2.13	5/3/21	200,000		203,083
Asian Development Bank,
Sr. Unscd. Notes		0.67	7/10/19	165,000	[b]	164,521
Belarusian Government,
Sr. Unscd. Notes		8.95	1/26/18	130,000		136,708
Caisse des Depots et Consignations,
Sr. Unscd. Notes		1.25	5/17/19	200,000		200,664
Colombian Government,
Bonds	COP	7.75	9/18/30	762,800,000	[c]	249,998
Costa Rican Government,
Sr. Unscd. Notes		4.25	1/26/23	200,000		195,500
Council of Europe Development Bank,
Sr. Unscd. Notes		1.13	5/31/18	280,000		281,128
Czech Republic Government,
Bonds	CZK	2.40	9/17/25	7,270,000		359,038
Dutch Government,
Sr. Unscd. Bonds		1.00	2/24/17	150,000		150,269
European Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NOK	4.00	5/11/17	230,000		27,881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 86.7% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 26.8% (continued)
FADE,
Govt. Gtd. Bonds	EUR	0.85	9/17/19	300,000		343,773
FMS Wertmanagement,
Govt. Gtd. Notes		0.63	1/30/17	210,000		209,910
French Development Agency,
Unscd. Bonds		1.13	10/3/16	120,000		120,092
Hungarian Government,
Bonds	HUF	2.50	10/27/21	90,140,000		330,751
Indonesian Government,
Sr. Unscd. Bonds		8.50	10/12/35	100,000		150,900
International Bank for Reconstruction &
Development,
Sr. Unscd. Bonds		0.91	2/11/21	250,000	[b]	250,540
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes		0.88	4/17/17	280,000		280,398
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	4.63	2/26/19	350,000		266,495
Ivory Coast Government,
Sr. Unscd. Bonds		5.75	12/31/32	99,000	[b]	95,040
KFW,
Govt. Gtd. Notes	NOK	3.38	8/18/17	300,000		36,491
KFW,
Govt. Gtd. Notes	NZD	3.75	6/14/18	100,000		73,795
Kommunalbanken,
Sr. Unscd. Notes		0.89	5/2/19	190,000	[b]	189,929
Kommunekredit,
Sr. Unscd. Notes		1.63	6/1/21	250,000		253,258
Mexican Government,
Bonds	MXN	8.50	12/13/18	5,770,000		329,342
Mexican Government,
Sr. Unscd. Notes		4.13	1/21/26	240,000		261,240
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	300,000		362,234
Netherlands Development Finance
Company,
Sr. Unscd. Notes		0.84	10/21/19	125,000	[b]	124,259
New Zealand Government,
Unscd. Bonds	NZD	5.00	3/15/19	270,000		207,891
Nordic Investment Bank,
Sr. Unscd. Notes	NZD	4.13	3/16/17	150,000		109,447
Peruvian Government,
Sr. Unscd. Bonds	EUR	2.75	1/30/26	150,000		186,274
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	100,000	[c]	134,406
Province of British Columbia Canada,
Sr. Unscd. Notes	EUR	0.88	10/8/25	328,000		386,639
Romanian Government,
Sr. Unscd. Notes	EUR	2.75	10/29/25	230,000		270,641
Swedish Export Credit,
Sub. Notes		2.88	11/14/23	200,000	[b,c]	201,274
Treasury Corp. of Victoria,
Govt. Gtd. Notes	AUD	5.50	11/17/26	695,000		691,295
United Kingdom Gilt,
Bonds	GBP	1.75	9/7/22	360,000		515,783

		Coupon	Maturity	Principal
Bonds and Notes - 86.7% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 26.8% (continued)
United Kingdom Gilt,
Unscd. Bonds, Ser. 3MO	CNY	2.70	10/21/17	1,000,000		149,452
Vietnam Government,
Sr. Unscd. Bonds		6.75	1/29/20	300,000		337,984
						8,838,323
Health Care - 1.0%
Roche Holdings,
Gtd. Notes		0.72	9/29/17	200,000	[b]	199,811
Teva Pharmaceutical Finance Netherlands
II,
Gtd. Notes	EUR	1.88	3/31/27	100,000		118,797
						318,608
Industrials - 1.9%
AA Bond Co.,
Sr. Scd. Notes	GBP	4.25	7/31/43	100,000		140,118
Firstgroup,
Gtd. Bonds	GBP	8.13	9/19/18	90,000		134,853
General Electric Capital,
Sr. Unscd. Bonds		5.63	9/15/17	100,000		105,290
General Electric Capital,
Sr. Unscd. Notes	GBP	6.44	11/15/22	39,140		59,109
Hanson,
Gtd. Notes		6.13	8/15/16	30,000		30,066
RAC,
Sr. Scd. Notes	GBP	4.57	5/6/23	110,000		157,580
						627,016
Information Technology - .5%
Diamond 1 Finance,
Sr. Scd. Notes		6.02	6/15/26	100,000	[c]	107,483
Western Digital,
Gtd. Notes		10.50	4/1/24	60,000	[c]	67,800
						175,283
Materials - .2%
Beverage Packaging Holdings II,
Gtd. Notes		5.63	12/15/16	50,000	[c]	50,062
Telecommunication Services - 4.4%
Altice,
Gtd. Bonds	EUR	6.25	2/15/25	100,000		104,382
British Telecommunications,
Sr. Unscd. Bonds	GBP	5.75	12/7/28	120,000		222,232
British Telecommunications,
Sr. Unscd. Notes	GBP	8.50	12/7/16	130,000		176,510
Frontier Communications,
Sr. Unscd. Notes		8.25	4/15/17	100,000		104,875
Orange,
Jr. Sub. Notes	EUR	4.00	10/29/49	100,000	[b]	119,414
Sprint Communications,
Sr. Unscd. Debs.		9.25	4/15/22	80,000		81,600
Sprint Communications,
Sr. Unscd. Notes		6.00	12/1/16	63,000		63,709
Telefonica Europe,
Gtd. Bonds	EUR	4.20	12/29/49	100,000	[b]	114,246
Verizon Communications,
Sr. Unscd. Notes		2.63	8/15/26	250,000		250,490

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 86.7% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Telecommunication Services - 4.4% (continued)
Vodafone Group,
Sr. Unscd. Notes		1.63	3/20/17	225,000		225,677
						1,463,135
U.S. Government Securities - 18.0%
U.S. Treasury Inflation Protected
Securities,
Bonds		2.13	2/15/41	658,002	[d]	892,500
U.S. Treasury Inflation Protected
Securities,
Notes		0.13	4/15/20	635,875	[d]	647,388
U.S. Treasury Notes		1.00	10/31/16	550,000		550,998
U.S. Treasury Notes		0.88	2/28/17	1,215,000		1,217,955
U.S. Treasury Notes		1.25	11/30/18	400,000		405,109
U.S. Treasury Notes		3.50	5/15/20	1,350,000		1,480,887
U.S. Treasury Notes		2.00	2/15/25	725,000		759,962
						5,954,799
Utilities - 2.5%
Centrica,
Sr. Unscd. Notes	GBP	5.50	10/24/16	100,000		133,752
E.ON International Finance,
Gtd. Notes	GBP	6.00	10/30/19	50,000		76,601
Electricite de France,
Sr. Unscd. Notes	EUR	2.75	3/10/23	100,000		130,224
NET4GAS,
Sr. Unscd. Notes	EUR	2.50	7/28/21	100,000		119,435
Severn Trent Utilities Finance,
Gtd. Notes	GBP	6.00	1/22/18	75,000		106,785
Southern Gas Networks,
Sr. Unscd. Notes	GBP	5.13	11/2/18	100,000		144,860
SPP Infrastructure Financing,
Gtd. Bonds	EUR	2.63	2/12/25	100,000		123,684
						835,341
Total Bonds and Notes
(cost $28,948,281)						28,636,618

Common Stocks - 2.7%				Shares		Value ($)
Exchange-Traded Funds - 2.7%
iShares JP Morgan USD Emerging Markets
Bond Fund				3,700		429,903
SPDR Barclays Emerging Markets Local
Bond ETF				16,030	[e]	450,283
Total Common Stocks
(cost $856,051)						880,186

Other Investment - 16.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $5,521,645)	5,521,645 [f]	5,521,645
Total Investments (cost $35,325,977)	106.1%	35,038,449
Liabilities, Less Cash and Receivables	(6.1%)	(2,007,671)
Net Assets	100.0%	33,030,778

ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
CNY—Chinese Yuan Renminbi
COP—Colombian Peso
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona

b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at $920,353 or 2.79% of net assets.

d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Non-income producing security.
f	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Corporate Bonds	41.9
Foreign/Governmental	26.8
U.S. Government Securities	18.0
Money Market Investment	16.7
Exchange-Traded Funds	2.7
106.1
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Dynamic Bond Fund

July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices Observable Inputs		Inputs	Total
Investments in Securities:
Corporate Bonds†	-	13,843,496	-	13,843,496
Exchange-Traded Funds	880,186	-	-	880,186
Foreign Government	-	8,838,323	-	8,838,323
Mutual Funds	5,521,645	-	-	5,521,645
U.S. Treasury	-	5,954,799	-	5,954,799
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	455,777	-	455,777
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(174,426)	-	(174,426)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

Forward Foreign
Currency				Unrealized
Exchange Foreign Currency		Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases:
Barclays Bank
Australian Dollar,
Expiring
8/16/2016	236,000	176,037	179,236	3,199
Euro,
Expiring
8/1/2016	226,808	251,432	253,572	2,140
Japanese Yen,
Expiring
8/16/2016	835,544	7,673	8,194	521
JP Morgan Chase Bank
Australian Dollar,
Expiring
8/16/2016	247,332	185,115	187,843	2,728
Royal Bank of Scotland
Chilean Peso,
Expiring
8/16/2016	211,840,000	319,811	322,989	3,178
Danish Krone,
Expiring
8/16/2016	415,603	61,456	62,508	1,052
Indian Rupee,
Expiring
8/16/2016	17,901,000	265,495	266,407	912
New Zealand
Dollar,
Expiring
8/16/2016	151,760	102,320	109,506	7,186
Polish Zolty,
Expiring
8/16/2016	389,400	100,342	99,875	(467)
State Street
Australian Dollar,
Expiring
8/16/2016	241,540	180,718	183,443	2,725
British Pound,
Expiring
8/1/2016	384,420	505,008	508,761	3,753
Mexican New
Peso,
Expiring
8/1/2016	1,621,748	86,131	86,493	362
Singapore Dollar,
Expiring
8/16/2016	1,697	1,238	1,265	27

NOTES

Forward Foreign
Currency				Unrealized
Exchange Foreign Currency		Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases: (continued)
UBS
Danish Krone,
Expiring
8/16/2016	1,732,932	267,084	260,638	(6,446)
Indian Rupee,
Expiring
8/16/2016	25,029,000	371,275	372,488	1,213
Swedish Krona,
Expiring
8/16/2016	4,414,120	525,378	516,297	(9,081)
Sales:
Barclays Bank
British Pound,
Expiring
8/16/2016	70,000	91,819	92,667	(848)
Euro,
Expiring
8/16/2016	226,808	251,579	253,749	(2,170)
Hungarian Forint,
Expiring
8/16/2016	34,079,409	119,377	122,493	(3,116)
New Zealand
Dollar,
Expiring
8/16/2016	402,000	285,479	290,072	(4,593)
Turkish Lira,
Expiring
8/16/2016	1,127,000	375,507	375,625	(118)
JP Morgan Chase Bank
British Pound,
Expiring
8/16/2016	577,481	786,655	764,474	22,181
Euro,
Expiring
8/16/2016	857,271	952,939	959,101	(6,162)
Hungarian Forint,
Expiring
8/16/2016	36,508,092	129,592	131,223	(1,631)
New Zealand
Dollar,
Expiring
8/16/2016	157,000	110,538	113,287	(2,749)
Norwegian Krone,
Expiring
8/16/2016	569,000	69,220	67,443	1,777

NOTES

Forward Foreign
Currency				Unrealized
Exchange Foreign Currency		Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank (continued)
Turkish Lira,
Expiring
8/16/2016	809,000	269,417	269,637	(220)
Royal Bank of Scotland
British Pound,
Expiring
8/16/2016	2,537,991	3,639,608	3,359,813	279,795
Czech Koruna,
Expiring
8/16/2016	8,761,932	363,506	362,648	858
Euro,
Expiring
8/16/2016	3,988,100	4,540,066	4,461,822	78,244
Mexican New
Peso,
Expiring
8/16/2016	4,554,000	243,262	242,409	853
New Zealand
Dollar,
Expiring
8/16/2016	1,681,998	1,129,321	1,213,684	(84,363)
South African
Rand,
Expiring
8/16/2016	7,868,000	519,945	564,668	(44,723)
State Street
British Pound,
Expiring
8/16/2016	384,420	505,117	508,898	(3,781)
Euro,
Expiring
8/16/2016	706,295	791,757	790,191	1,566
Hungarian Forint,
Expiring
8/16/2016	21,869,466	77,718	78,606	(888)
Mexican New
Peso,
Expiring
8/16/2016	1,647,899	87,396	87,718	(322)
Polish Zolty,
Expiring
8/16/2016	359,692	92,321	92,255	66
South African
Rand,
Expiring
8/16/2016	1,358,000	94,713	97,461	(2,748)

NOTES

Forward Foreign
currency				Unrealized
exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales: (continued)
UBS
British Pound,
Expiring
8/16/2016	678,873	925,058	898,697	26,361
Chinese Yuan
Renminbi,
Expiring
8/16/2016	1,078,000	164,130	161,892	2,238
Euro,
Expiring
8/16/2016	605,348	690,095	677,253	12,842
Gross Unrealized Appreciation				455,777
Gross Unrealized Depreciation				(174,426)

At July 31, 2016, accumulated net unrealized depreciation on investments was $287,528, consisting of $423,548 gross unrealized appreciation and $711,076 gross unrealized depreciation

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
July 31, 2016 (Unaudited)

		Principal
Bonds and Notes - 32.1%		Amount ($)[a]		Value ($)
Australia - 7.4%
Australian Government, Sr. Unscd. Bonds,
Ser. 144, 3.75%, 4/21/37	AUD	27,709,000		25,649,524
Australian Government, Sr. Unscd. Bonds,
Ser. 147, 3.25%, 6/21/39	AUD	30,022,000		25,783,036
New South Wales Treasury, Govt. Gtd.
Notes, Ser. CIB1, 2.75%, 11/20/25	AUD	6,226,300	[b]	7,145,615
Treasury Corp. of Victoria, Govt. Gtd. Notes,
5.50%, 11/17/26	AUD	21,364,000		21,250,124
				79,828,299
Brazil - .0%
Petrobras Global Finance, Gtd. Notes,
6.75%, 1/27/41		71,000		58,575
France - .4%
Altice, Gtd. Bonds, 6.25%, 2/15/25	EUR	1,462,000		1,526,065
SFR Group, Sr. Scd. Bonds, 5.63%, 5/15/24	EUR	2,685,000		3,066,384
				4,592,449
New Zealand - 2.1%
New Zealand Government, Sr. Unscd.
Bonds, Ser. 0427, 4.50%, 4/15/27	NZD	11,291,000		9,942,540
New Zealand Government, Sr. Unscd.
Bonds, Ser. 0925, 2.00%, 9/20/25	NZD	4,185,000	[c]	3,292,113
New Zealand Government, Sr. Unscd.
Bonds, Ser. 521, 6.00%, 5/15/21	NZD	10,587,000		9,084,921
				22,319,574
United Kingdom - 1.7%
Anglian Water Services Financing, Sr. Scd.
Notes, Ser. A8, 3.67%, 7/30/24	GBP	151,000	[d]	391,901
Arqiva Broadcast Finance, Sr. Scd. Notes,
9.50%, 3/31/20	GBP	1,253,000		1,799,239
British Telecommunications, Sr. Unscd.
Notes, 3.50%, 4/25/25	GBP	287,000	[d]	771,838
Centrica, Jr. Sub. Bonds, 5.25%, 4/10/75	GBP	982,000	[e]	1,319,124
Centrica, Jr. Sub. Bonds, 3.00%, 4/10/76	EUR	1,253,000	[e]	1,365,629
CPUK Finance, Scd. Notes, 7.00%, 2/28/42	GBP	212,000		298,210
Dwr Cymru Financing, Asset Backed Notes,
1.86%, 3/31/48	GBP	150,000	[d]	375,842
High Speed Rail Finance 1, Sr. Scd. Notes,
1.57%, 11/1/38	GBP	268,000	[d]	513,855
National Grid Electricity Transmission,
Insured Bonds, 2.98%, 7/8/18	GBP	667,000	[d]	1,425,523
National Grid Gas, Gtd. Bonds, 4.19%,
12/14/22	GBP	745,000	[d]	2,018,974
Network Rail Infrastructure Finance, Govt.
Gtd. Notes, Ser. RPI, 1.75%, 11/22/27	GBP	865,000	[d]	2,008,450
Scotland Gas Networks, Insured Notes, Ser.
A2S, 2.13%, 10/21/22	GBP	300,000	[d]	636,110
TESCO, Sr. Unscd. Notes, 4.00%, 9/8/16	GBP	578,000	[d]	1,181,909
TESCO, Sr. Unscd. Notes, 6.13%, 2/24/22	GBP	672,000		1,005,384
TESCO, Sr. Unscd. Notes, 3.32%, 11/5/25	GBP	245,000	[d]	557,686

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes - 32.1% (continued)		Amount ($)[a]		Value ($)
United Kingdom - 1.7% (continued)
Tesco Property Finance 3, Mortgage
Backed Bonds, 5.74%, 4/13/40	GBP	2,264,844		3,003,859
				18,673,533
United States - 20.5%
Sprint, Gtd. Notes, 7.88%, 9/15/23		3,353,000		3,078,490
Sprint, Gtd. Notes, 7.13%, 6/15/24		2,130,000		1,906,350
Sprint Capital, Gtd. Notes, 8.75%, 3/15/32		4,363,000		4,123,035
Sprint Communications, Sr. Unscd. Debs.,
9.25%, 4/15/22		404,000		412,080
Sprint Communications, Sr. Unscd. Notes,
6.00%, 12/1/16		2,459,000		2,486,664
U.S. Treasury Bonds, 3.00%, 5/15/45		34,548,700		40,636,561
U.S. Treasury Bonds, 3.00%, 11/15/45		33,647,600		39,604,941
U.S. Treasury Notes, 1.00%, 12/31/17		17,219,100		17,309,569
U.S. Treasury Notes, 1.50%, 8/31/18		36,586,800		37,212,764
U.S. Treasury Notes, 0.88%, 4/15/19		12,395,700		12,443,399
U.S. Treasury Notes, 1.75%, 12/31/20		27,597,900		28,512,080
U.S. Treasury Notes, 2.00%, 2/15/25		30,345,100		31,808,432
Western Digital, Gtd. Notes, 10.50%,
4/1/24		1,520,000	[f]	1,717,600
				221,251,965
Total Bonds and Notes
(cost $329,206,409)				346,724,395

Common Stocks - 53.8%		Shares		Value ($)
Australia - 1.6%
Dexus Property Group		1,115,600		8,282,983
Newcrest Mining		476,040	[g]	9,044,138
				17,327,121
Canada - 5.4%
Agnico-Eagle Mines		51,677		3,007,252
Alacer Gold		943,161	[g]	2,405,489
Alamos Gold		277,567		2,591,462
Barrick Gold		419,358		9,167,166
Centerra Gold		395,607		2,333,071
Detour Gold		159,458	[g]	4,169,491
Eldorado Gold		708,341		2,902,481
IAMGOLD		1,016,066	[g]	5,245,115
Kinross Gold		701,997	[g]	3,629,211
New Gold		969,731	[g]	5,035,635
OceanaGold		776,825		2,808,267
Primero Mining		875,184	[g]	1,990,806
Silver Wheaton		482,011		13,456,363
				58,741,809
Denmark - .1%
DONG Energy		30,296	[f]	1,233,960
France - 1.7%
Vivendi		952,768		18,731,539
Germany - 3.6%
Bayer		150,836		16,226,105
Brenntag		81,485		4,045,781
Infineon Technologies		230,657		3,816,562
LEG Immobilien		27,498	[g]	2,760,406
SAP		44,991		3,944,037

Common Stocks - 53.8% (continued)	Shares		Value ($)
Germany - 3.6% (continued)
Telefonica Deutschland Holding	1,868,984		7,626,800
			38,419,691
Ireland - .3%
CRH	99,566		3,033,363
Israel - 1.5%
Teva Pharmaceutical Industries, ADR	302,265		16,171,178
Japan - 2.9%
Japan Tobacco	570,500		22,504,655
Skylark	396,600		5,309,508
Topcon	307,500		2,995,590
			30,809,753
Mexico - .3%
Fresnillo	137,083		3,503,273
Netherlands - 3.2%
RELX	598,912		10,830,568
Wolters Kluwer	554,288		23,316,100
			34,146,668
New Zealand - .6%
Spark New Zealand	2,291,456		6,528,530
South Africa - .3%
Gold Fields	585,484		3,615,924
South Korea - .3%
Samsung SDI	38,074		3,585,955
Switzerland - 3.3%
Adecco Group	22,036		1,209,570
Novartis	208,630		17,285,379
Roche Holding	68,953		17,608,200
			36,103,149
United Kingdom - 9.9%
BAE Systems	689,834		4,875,216
British American Tobacco	82,939		5,295,649
Centrica	5,766,922		18,401,335
Cobham	3,438,420		7,786,046
Dixons Carphone	1,102,552		5,099,814
GlaxoSmithKline	722,555		16,141,779
National Grid	1,082,342		15,513,187
Randgold Resources	24,674		2,898,117
United Utilities Group	1,045,593		14,073,161
Vodafone Group	2,503,544		7,605,724
Wolseley	158,713		8,840,961
			106,530,989
United States - 18.8%
Abbott Laboratories	282,341		12,634,760
Accenture, Cl. A	165,549		18,675,583
CA	366,393		12,695,517
CMS Energy	585,046		26,432,378
Cognizant Technology Solutions, Cl. A	63,807	[g]	3,668,264
Dollar General	65,340		6,190,312
Dun & Bradstreet	31,168		4,028,464
Eversource Energy	329,561		19,276,023
Merck & Co.	270,856		15,888,413
Microsoft	443,333		25,128,114
PowerShares DB Gold Fund	483,408	[g,h]	21,327,961

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 53.8% (continued)	Shares	Value ($)
United States - 18.8% (continued)
Procter & Gamble	104,451	8,939,961
Reynolds American	224,140	11,220,448
Sysco	142,659	7,388,310
Trimble Navigation	156,446 [g]	4,136,432
Walgreens Boots Alliance	65,392	5,182,316
		202,813,256
Total Common Stocks
(cost $515,754,600)		581,296,158
	Face Amount
	Covered by
Options Purchased - .0%	Contracts	Value ($)
Put Options
Euro-Bund, August 2016 @ EUR 162
(cost $184,704)	253	2,829
	Principal
Short-Term Investments - 7.6%	Amount ($)	Value ($)
U.S. Government Securities
U.S. Treasury Bills, 0.12%, 9/22/16	18,847,000	18,840,912
U.S. Treasury Bills, 0.33%, 12/8/16	62,636,600	62,572,836
Total Short-Term Investments
(cost $81,402,249)		81,413,748
Other Investment - 5.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $53,935,039)	53,935,039 [i]	53,935,039
Total Investments (cost $980,483,001)	98.5%	1,063,372,169
Cash and Receivables (Net)	1.5%	16,383,463
Net Assets	100.0%	1,079,755,632
ADR—American Depository Receipt

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
EUR—Euro
GBP—British Pound
NZD—New Zealand Dollar

b	Principal amount for accrual purposes is periodically adjusted based on changes in the Australian Consumer Price Index.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the British Consumer Price Index.
e	Variable rate security—rate shown is the interest rate in effect at period end.
f

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at $2,951,560 or .27% of net assets.

g	Non-income producing security.
h	Investment in non-controlled affiliates (cost $20,987,665).
i	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government Securities	19.2
Short-Term/Money Market Investments	12.6
Foreign/Governmental	9.5
Health Care	9.2
Basic Materials	9.1
Utilities	8.8
Consumer Services	8.0
Industrials	4.8
Technology	4.5
Consumer Goods	4.4
Corporate Bonds	3.4
Exchange-Traded Funds	2.0
Telecommunication	2.0
Financials	1.0
Options Purchased	.0
98.5
† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Global Real Return Fund
July 31, 2016 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation) at
	Contracts	Contracts ($)	Expiration	07/31/2016 ($)

Financial Futures Short
FTSE 100	195	(17,230,248)	September 2016	(309,638)
Standard & Poor's 500	477	(258,557,850)	September 2016	(8,929,326)
Gross Unrealized Depreciation				(9,238,964)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Return Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	-	37,048,776	-	37,048,776
Equity Securities –Domestic
Common Stocks†	206,823,639	-	-	206,823,639
Equity Securities –Foreign
Common Stocks†	353,144,558	-	-	353,144,558
Exchange –Traded Funds	21,327,961	-	-	21,327,961
Foreign Government	-	102,147,873	-	102,147,873
Mutual Funds	53,935,039	-	-	53,935,039
U.S. Treasury	-	288,941,494	-	288,941,494
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	1,478,230	-	1,478,230
Options Purchased	2,829	-	-	2,829
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(9,238,964)	-	-	(9,238,964)
Forward Foreign Currency
Exchange Contracts††	-	(12,232,872)	-	(12,232,872)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

NOTES

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at July 31, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases:
Barclays Bank
Israeli Shekel
Expiring
8/16/2016	1,544,620	403,340	405,169	1,829
JP Morgan Chase Bank
Australian Dollar,
Expiring
9/20/2016	757,949	578,146	574,988	(3,158)
Canadian Dollar,
Expiring
8/16/2016	4,624,626	3,538,541	3,542,461	3,920
Israeli Shekel
Expiring
8/16/2016	1,446,817	375,855	379,515	3,660
New Zealand
Dollar,
Expiring
8/16/2016	2,500,440	1,681,364	1,804,249	122,885
Swiss Franc,
Expiring
8/2/2016	1,944	1,989	2,006	17
Royal Bank of Scotland
Israeli Shekel
Expiring
8/16/2016	1,056,618	275,309	277,161	1,852
State Street
British Pound,
Expiring
10/14/2016	694,314	899,633	920,147	20,514
Japanese Yen,
Expiring
9/20/2016	1,001,435,070	9,326,558	9,835,010	508,452
UBS
Australian Dollar,
Expiring
9/20/2016	1,628,258	1,215,116	1,235,213	20,097

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases: (continued)
UBS (continued)
Euro,
Expiring
10/14/2016	3,149,330	3,483,602	3,532,740	49,138
Sales:
Barclays Bank
British Pound,
Expiring
10/14/2016	545,081	720,017	722,375	(2,358)
Canadian Dollar,
Expiring
8/16/2016	2,850,689	2,201,175	2,183,626	17,549
JP Morgan Chase Bank
Australian Dollar,
Expiring
9/20/2016	17,472,118	13,049,084	13,254,529	(205,445)
Canadian Dollar,
Expiring
8/16/2016	12,515,279	9,621,293	9,586,698	34,595
New Zealand
Dollar,
Expiring
8/16/2016	47,677,823	32,782,893	34,403,015	(1,620,122)
South African
Rand,
Expiring
10/14/2016	44,294,227	2,989,765	3,141,965	(152,200)
Royal Bank of Scotland
Australian Dollar,
Expiring
9/20/2016	33,700,392	24,695,717	25,565,466	(869,749)
British Pound,
Expiring
10/14/2016	109,434,900	142,172,132	145,029,688	(2,857,556)
Euro,
Expiring
8/1/2016	543	603	607	(4)
10/14/2016	105,068,572	116,856,319	117,859,999	(1,003,680)
Israeli Shekel
Expiring
8/16/2016	4,048,055	1,076,025	1,061,845	14,180
New Zealand
Dollar,
Expiring
8/16/2016	66,772,698	45,260,330	48,181,355	(2,921,025)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales: (continued)
Royal Bank of Scotland (continued)
South Korean
Won,
Expiring
8/16/2016	3,317,432,855	2,859,597	2,961,184	(101,587)
State Street
Australian Dollar,
Expiring
9/20/2016	19,376,344	14,410,953	14,699,095	(288,142)
Canadian Dollar,
Expiring
8/16/2016	54,459,993	42,284,537	41,716,327	568,210
Euro,
Expiring
10/14/2016	840,118	931,089	942,397	(11,308)
Japanese Yen,
Expiring
9/20/2016	3,382,734,534	32,919,428	33,221,554	(302,126)
New Zealand
Dollar,
Expiring
8/16/2016	5,186,647	3,682,580	3,742,543	(59,963)
UBS
Australian Dollar,
Expiring
9/20/2016	95,614,339	70,952,592	72,534,026	(1,581,434)
British Pound,
Expiring
10/14/2016	18,051,188	23,748,707	23,922,516	(173,809)
Canadian Dollar,
Expiring
8/16/2016	13,472,532	10,413,610	10,319,952	93,658
Euro,
Expiring
10/14/2016	5,902,518	6,562,103	6,621,112	(59,009)
New Zealand
Dollar,
Expiring
8/16/2016	2,663,688	1,939,718	1,922,044	17,674
South Korean
Won,
Expiring
8/16/2016	486,086,935	413,691	433,888	(20,197)
Gross Unrealized Appreciation				1,478,230
Gross Unrealized Depreciation				(12,232,872)

NOTES

At July 31, 2016, accumulated net unrealized appreciation on investments was $82,889,168, consisting of $95,730,691 gross unrealized appreciation and $12,841,523 gross unrealized depreciation

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus Total Emerging Markets Fund
July 31, 2016 (Unaudited)

		Principal
Bonds and Notes - 24.7%		Amount ($)[a]		Value ($)
Argentina - 2.3%
Argentine Government, Bonds, 2.50%,
7/22/21	ARS	880,000		60,170
Argentine Government, Sr. Unscd. Bonds,
32.59%, 3/28/17	ARS	800,000	[b]	55,875
Argentine Government, Sr. Unscd. Bonds,
32.46%, 3/1/18	ARS	800,000	[b]	58,079
Argentine Government, Sr. Unscd. Bonds,
32.96%, 3/1/20	ARS	630,000	[b]	46,348
Argentine Government, Sr. Unscd. Notes,
9.95%, 6/9/21		645,000	[c]	724,013
Argentine Government, Sr. Unscd. Notes,
7.50%, 4/22/26		405,000	[c]	440,843
Argentine Government, Sr. Unscd. Notes,
5.83%, 12/31/33	ARS	775,000	[b,d]	347,859
Letras del Banco Central de la Republica
Argentina, Treasury Bills, 0.00%,
8/24/16	ARS	310,000	[e]	20,252
Letras del Banco Central de la Republica
Argentina, Treasury Bills, 0.00%,
9/7/16	ARS	400,000	[e]	25,899
YPF, Sr. Unscd. Notes, 8.50%, 7/28/25		470,000		497,025
				2,276,363
Brazil - .7%
Brazil Minas, Govt. Gtd. Notes, 5.33%,
2/15/28		650,000		615,875
Odebrecht Finance, Gtd. Notes, 4.38%,
4/25/25		400,000		132,000
				747,875
Chile - .2%
AES Gener, Sr. Unscd. Notes, 5.00%,
7/14/25		200,000	[c]	213,960
Colombia - 1.0%
Colombian Government, Sr. Unscd. Bonds,
5.63%, 2/26/44		435,000		479,588
Emgesa, Sr. Unscd. Notes, 8.75%, 1/25/21	COP	237,000,000		73,837
Empresas Publicas de Medellin, Sr. Unscd.
Notes, 8.38%, 2/1/21	COP	684,000,000		211,171
Empresas Publicas de Medellin, Sr. Unscd.
Notes, 7.63%, 9/10/24	COP	230,000,000	[c]	67,379
Findeter, Sr. Unscd. Notes, 7.88%, 8/12/24	COP	450,000,000	[c]	132,100
				964,075
Dominican Republic - 1.2%
Dominican Republic Government, Sr.
Unscd. Bonds, 7.45%, 4/30/44		1,050,000		1,202,250
El Salvador - .2%
El Salvadorian Government, Sr. Unscd.
Notes, 5.88%, 1/30/25		250,000		250,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Bonds and Notes - 24.7% (continued)		Amount ($)[a]		Value ($)
Georgia - .7%
Georgian Railway JSC, Sr. Unscd. Notes,
7.75%, 7/11/22		630,000		702,450
India - .9%
Vedanta Resources, Sr. Unscd. Bonds,
8.25%, 6/7/21		950,000		883,500
Indonesia - .7%
Pertamina, Sr. Unscd. Notes, 4.30%,
5/20/23		650,000		669,907
Ireland - .9%
MMC Norilsk Nickel, Sr. Unscd. Notes,
6.63%, 10/14/22		480,000	[c]	534,842
Novolipetsk Steel via Steel Funding, Sr.
Unscd. Notes, 4.50%, 6/15/23		200,000	[c]	199,000
SCF Capital, Gtd. Notes, 5.38%, 6/16/23		200,000	[c]	202,506
				936,348
Israel - .6%
Israel Electric, Sr. Scd. Bonds, Ser. 6, 5.00%,
11/12/24		550,000	[c]	601,150
Ivory Coast - 1.0%
Ivory Coast Government, Sr. Unscd. Notes,
5.38%, 7/23/24		995,000		960,543
Jamaica - .4%
Digicel Group, Sr. Unscd. Notes, 7.13%,
4/1/22		495,000		410,702
Kazakhstan - .7%
KazMunayGas National, Sr. Unscd. Notes,
4.40%, 4/30/23		700,000		689,500
Kenya - .5%
Kenyan Government, Sr. Unscd. Notes,
5.88%, 6/24/19		540,000		543,888
Luxembourg - .6%
Cosan Luxembourg, Gtd. Notes, 7.00%,
1/20/27		550,000	[c]	560,313
Mexico - 3.0%
Cemex, Sr. Scd. Notes, 5.70%, 1/11/25		950,000		954,465
Mexican Government, Bonds, Ser. M,
7.75%, 12/14/17	MXN	7,980,000		442,579
Mexican Government, Bonds, Ser. M 20,
10.00%, 12/5/24	MXN	13,480,000		916,573
Petroleos Mexicanos, Gtd. Notes, 4.50%,
1/23/26		450,000		436,275
Sixsigma Networks Mexico, Gtd. Notes,
8.25%, 11/7/21		200,000		201,000
				2,950,892
Morocco - 1.2%
Office Cherifien des Phosphates, Sr. Unscd.
Notes, 6.88%, 4/25/44		1,040,000		1,158,216
Netherlands - 1.1%
GTH Finance, Gtd. Notes, 7.25%, 4/26/23		520,000	[c]	547,950
VTR Finance, Sr. Scd. Notes, 6.88%,
1/15/24		500,000		516,250
				1,064,200

		Principal
Bonds and Notes - 24.7% (continued)		Amount ($)[a]		Value ($)
Pakistan - .7%
Pakistan Government, Sr. Unscd. Notes,
8.25%, 9/30/25		600,000		672,325
Panama - .3%
AES Panama, Sr. Unscd. Notes, 6.00%,
6/25/22		280,000	[c]	290,500
Peru - .7%
Corp Financiera de Desarrollo, Sr. Unscd.
Notes, 4.75%, 7/15/25		200,000		214,500
Union Andina De Cementos, Sr. Unscd.
Notes, 5.88%, 10/30/21		500,000		522,500
				737,000
Poland - .8%
Polish Government, Bonds, Ser. 0420,
1.50%, 4/25/20	PLN	1,700,000		428,714
Polish Government, Bonds, Ser. 1017,
5.25%, 10/25/17	PLN	1,570,000		421,015
				849,729
Romania - .3%
Romanian Government, Sr. Unscd. Notes,
4.38%, 8/22/23		250,000		271,828
Russia - .7%
Russian Government, Bonds, Ser. 6215,
7.00%, 8/16/23	RUB	17,140,000		242,399
Vnesheconombank, Sr. Unscd. Notes,
6.90%, 7/9/20		400,000		429,620
				672,019
Singapore - .9%
Senegal Government, Bonds, 6.25%,
7/30/24		900,000		885,712
Sri Lanka - .5%
Sri Lankan Government, Sr. Unscd. Bonds,
6.85%, 11/3/25		480,000		507,253
Turkey - .4%
Turk Telekomunikasyon, Sr. Unscd. Notes,
4.88%, 6/19/24		390,000		386,942
Ukraine - .5%
Ukrainian Government, Sr. Scd. Notes,
7.75%, 9/1/19		470,000		468,825
United Arab Emirates - .7%
DP World, Sr. Unscd. Notes, 6.85%, 7/2/37		600,000		693,000
Uruguay - .3%
Republica Orient Uruguay, Unscd. Bonds,
4.13%, 11/20/45		150,000		139,875
Uruguayan Government, Sr. Unscd. Notes,
4.38%, 10/27/27		120,000		127,950
				267,825
Total Bonds and Notes
(cost $23,627,795)				24,489,090
Common Stocks - 73.2%		Shares		Value ($)
Brazil - 3.9%
Ambev, ADR		346,400		2,002,192

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 73.2% (continued)	Shares		Value ($)
Brazil - 3.9% (continued)
JBS	568,200		1,910,122
			3,912,314
China - 20.4%
AAC Technologies Holdings	83,000		774,541
Anhui Conch Cement, Cl. H	544,000		1,426,892
ANTA Sports Products	700,000		1,559,084
Beijing Capital International Airport, Cl. H	1,368,000		1,578,109
China Construction Bank, Cl. H	2,121,000		1,421,582
China Lodging Group	37,700		1,448,811
CNOOC	1,849,000		2,211,631
Ctrip.com International, ADR	25,900	[f]	1,131,053
PICC Property & Casualty, Cl. H	756,000		1,171,262
Ping An Insurance Group Company of
China, Cl. H	225,000		1,049,830
Shanghai Pharmaceuticals Holding, Cl. H	735,300		1,743,854
Tencent Holdings	198,100		4,762,019
			20,278,668
Hong Kong - 1.7%
Haier Electronics Group	448,000		750,670
Sino Biopharmaceutical	1,395,000		931,390
			1,682,060
Hungary - 1.5%
Richter Gedeon	70,871		1,497,740
India - 3.3%
ICICI Bank, ADR	196,420		1,488,864
Reliance Industries, GDR	58,221	[c]	1,755,363
			3,244,227
Indonesia - 6.4%
Bank Rakyat Indonesia	1,822,800		1,603,830
Gudang Garam	203,500		1,049,077
Matahari Department Store	1,051,300		1,599,202
Telekomunikasi Indonesia	6,392,700		2,064,444
			6,316,553
Mexico - 4.2%
Arca Continental	140,600		903,664
Controladora Vuela Cia de Aviacion, ADR	35,040	[f]	634,224
Grupo Aeroportuario del Centro Norte	225,100		1,401,022
Grupo Financiero Banorte, Cl. O	229,200		1,255,405
			4,194,315
Peru - 1.0%
Credicorp	6,090		976,410
Philippines - 1.9%
Metropolitan Bank & Trust	741,634		1,494,760
Puregold Price Club	377,600		384,734
			1,879,494
Russia - 2.1%
Sberbank of Russia, ADR	242,005		2,141,744
South Africa - 4.1%
Barclays Africa Group	161,134		1,781,717
Clicks Group	235,818		2,110,959
Mediclinic International	10,121		142,906
			4,035,582

Common Stocks - 73.2% (continued)	Shares	Value ($)
South Korea - 9.5%
BGF Retail	6,391	1,138,244
KB Financial Group	56,230	1,766,992
Korea Investment Holdings	21,441	897,722
LG Household & Health Care	1,737	1,563,091
Samsung Electronics	2,987	4,103,908
		9,469,957
Taiwan - 7.0%
Advanced Semiconductor Engineering	735,158	875,106
Airtac International Group	207,000	1,549,760
Largan Precision	16,000	1,714,125
Taiwan Semiconductor Manufacturing	521,000	2,815,290
		6,954,281
Thailand - 1.6%
Thai Beverage	2,026,700	1,564,582
Turkey - .8%
Turkiye Vakiflar Bankasi, Cl. D	545,875	807,634
United Arab Emirates - 2.4%
Abu Dhabi Commercial Bank	293,706	543,767
Emaar Properties	383,828	718,979
Mediclinic International	80,166	1,139,469
		2,402,215
United States - 1.4%
iShares MSCI Emerging Markets ETF	38,000	1,375,600
Total Common Stocks
(cost $64,901,184)		72,733,376
Other Investment - .6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money
Market Fund
(cost $625,008)	625,008 [g]	625,008
Total Investments (cost $89,153,987)	98.5%	97,847,474
Cash and Receivables (Net)	1.5%	1,521,351
Net Assets	100.0%	99,368,825

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
COP—Colombian Peso
MXN—Mexican Peso
PLN—Polish Zloty
RUB—Russian Ruble

b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities were valued at $6,269,919 or 6.31% of net assets.

d	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Non-income producing security.
g	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Financial	19.2
Foreign/Governmental	14.6
Information Technology	11.0
Consumer Staples	10.2
Corporate Bonds	10.1
Consumer Discretionary	9.0
Industrial	7.8
Health Care	5.5
Energy	4.0
Telecommunication Services	2.1
Industrials	1.6
Exchange-Traded Funds	1.4
Materials	1.4
Money Market Investment	.6
98.5
† Based on net assets.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Total Emerging Markets Fund
July 31, 2016 (Unaudited)

	Face Amount Covered
	by Contracts ($)	Value ($)
Call Options:
Brazilian Real,
September 2016 @ BRL 3.8	900,000	(1,217)
Colombian Peso,
September 2016 @ COP 3,300	900,000	(9,189)
Hungarian Forint,
September 2016 @ HUF 300	900,000	(848)
South African Rand,
September 2016 @ ZAR 16.5	900,000	(1,217)
South Korean Won,
September 2016 @ KRW 1,210	900,000	(998)
Total Options Written
(premiums received $59,334)		(13,469)

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Total Emerging Markets Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†	-	10,027,266	-	10,027,266
Equity Securities Foreign Common
Stocks†	71,357,776	-	-	71,357,776
Exchange-Traded Funds	1,375,600	-	-	1,375,600
Foreign Government	-	14,461,824	-	14,461,824
Mutual Funds	625,008	-	-	625,008
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	911,451	-	911,451
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(260,931)	-	(260,931)
Options Written	-	(13,469)	-	(13,469)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Memebers ("Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its

NOTES

investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases:
Bank of America
Colombian Peso,
Expiring
8/31/2016	4,609,125,000	1,539,069	1,490,264	(48,805)
South Korean
Won,
Expiring
8/31/2016	3,467,970,000	2,997,251	3,095,282	98,031
Barclays Bank
Colombian Peso,
Expiring
8/31/2016	1,234,280,000	409,380	399,079	(10,301)
Malaysian Ringgit,
Expiring
8/30/2016	4,240,000	1,050,285	1,039,554	(10,731)
Citigroup
Brazilian Real,
Expiring
8/2/2016	17,245,000	4,710,049	5,311,570	601,521
Chilean Peso,
Expiring
8/31/2016	509,600,000	745,749	775,789	30,040
Russian Ruble,
Expiring
8/31/2016	133,345,000	2,014,929	2,003,030	(11,899)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases: (continued)
HSBC
Indian Rupee,
Expiring
8/31/2016	262,170,000	3,871,948	3,891,466	19,518
JP Morgan Chase Bank
Argentine Peso,
Expiring
10/18/2016	930,000	59,553	58,859	(694)
Brazilian Real,
Expiring
10/4/2016	17,245,000	5,141,086	5,203,454	62,368
Peruvian New Sol,
Expiring
10/21/2016	662,000	200,728	195,828	(4,900)
Philippine Peso,
Expiring
8/31/2016	2,450,000	52,838	51,913	(925)
Polish Zolty,
Expiring
8/31/2016	8,350,000	2,174,309	2,140,798	(33,511)
South African
Rand,
Expiring
8/31/2016	2,045,000	135,983	146,331	10,348
Turkish Lira,
Expiring
8/31/2016	15,000	5,039	4,981	(58)
Sales:
Bank of America
Indonesian
Rupiah,
Expiring
8/31/2016	9,812,580,000	733,651	745,456	(11,805)
Mexican New
Peso,
Expiring
8/31/2016	19,820,000	1,076,208	1,053,301	22,907
Singapore Dollar,
Expiring
8/31/2016	1,300,000	957,452	969,382	(11,930)
Citigroup
Taiwan Dollar,
Expiring
8/31/2016	5,000	156	157	(1)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales: (continued)
Goldman Sachs International
Hungarian Forint,
Expiring
8/31/2016	279,320,000	1,025,995	1,004,015	21,980
JP Morgan Chase Bank
Brazilian Real,
Expiring
8/2/2016	17,245,000	5,241,641	5,311,570	(69,929)
Hungarian Forint,
Expiring
8/31/2016	470,190,000	1,726,735	1,690,097	36,638
Romanian Leu,
Expiring
8/31/2016	4,340,000	1,098,873	1,090,773	8,100
Thai Baht,
Expiring
8/31/2016	165,440,000	4,701,215	4,746,657	(45,442)
Gross Unrealized Appreciation				911,451
Gross Unrealized Depreciation				(260,931)

At July 31, 2016, accumulated net unrealized appreciation on investments was $8,739,352, consisting of $10,954,390 gross unrealized appreciation and $2,215,038 gross unrealized depreciation

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
July 31, 2016 (Unaudited)

Common Stocks - 9.1%	Shares		Value ($)
Exchange-Traded Funds - 9.1%
iShares TIPS Bond ETF	571,241		66,778,073
SPDR Barclays High Yield Bond ETF	1,815,367		65,462,134
(cost $125,824,507)			132,240,207
	Face Amount
	Covered by
	Contracts/
	Number of
	Contracts
Options Purchased - 5.4%	($)		Value ($)
Call Options - 5.1%
Swiss Market Index Futures, September 2016 @ CHF 7,680	2,840		1,436,458
U.S. Treasury 10 Year Note Futures, September 2016 @ $117	453,200,000		72,724,438
			74,160,896
Put Options - .3%
EURO STOXX 50 Index Futures, September 2016 @ 2,700	59,020		1,238,239
NIKKEI 225 Index Futures, September 2016 @ 1,500	1,470,500		2,204,993
S & P 500 Index Futures, September 2016 @ 1,950	443		448,538
Swiss Market Index Futures, September 2016 @ CHF 7,719	1,840		113,494
			4,005,264
Total Options Purchased (cost $71,150,312)			78,166,160
	Principal
Short-Term Investments - 70.9%	Amount ($)		Value ($)
U.S. Treasury Bills
0.26%, 8/4/16	341,996,000		341,992,922
0.27%, 9/29/16	330,194,000		330,069,187
0.28%, 8/18/16	300,000,000		299,975,100
0.24%, 9/15/16	53,530,000	[a]	53,516,296
(cost $1,025,507,117)			1,025,553,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 13.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $191,689,415)	191,689,415 [b]	191,689,415
Total Investments (cost $1,414,171,351)	98.6%	1,427,649,287
Cash and Receivables (Net)	1.4%	19,816,338
Net Assets	100.0%	1,447,465,625
CHF—Swiss Franc
ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt
TIPS—Treasury Inflation-Protected Securities
[a] Held by or on behalf of a counterparty for open financial futures contracts.
[b] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†		Value (%)
Short-Term/Money Market Investments		84.1
Exchange-Traded Fund		9.1
Options Purchased		5.4
		98.6
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dynamic Total Return Fund
July 31, 2016 (Unaudited)

The following is a summary of the inputs used as of July 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:

Exchange-Traded Funds	132,240,207	-	-	132,240,207
Mutual Funds	191,689,415	-	-	191,689,415
U.S. Treasury	-	1,025,553,505	- 1,025,553,505
Other Financial Instruments:
Financial Futures††	33,117,248	-	-	33,117,248
Forward Foreign Currency Exchange	-	35,428,447	-	35,428,447
Contracts††
Options Purchased	76,616,208	1,549,952	-	78,166,160
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(9,253,926)	-	-	(9,253,926)
Forward Foreign Currency Exchange
Contracts††	-	(17,970,797)	-	(17,970,797)
Options Written	-	(1,022,437)	-	(1,022,437)
Swaps††	-	(2,737)	-	(2,737)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dynamic Total Return Fund
July 31, 2016 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation) at
	Contracts	Contracts ($)	Expiration	07/31/2016 ($)

Financial Futures Long
ASX SPI 200	51	5,347,543	September 2016	279,120
Australian 10 Year Bond	1,499	156,457,663	September 2016	1,585,607
CAC 40 10 Euro	1,108	54,994,309	August 2016	1,205,428
DAX	432	124,680,864	September 2016	7,370,847
DJ Euro Stoxx 50	698	23,278,372	September 2016	1,690,235
Euro-Bund Option	2,281	23,436,067	September 2077	(2,501,504)
FTSE 100	568	50,188,618	September 2016	4,781,775
Hang Seng	105	14,734,159	August 2016	(120,235)
IBEX 35 Index	43	4,120,443	August 2016	(24,220)
Japanese 10 Year Bond	212	317,059,832	September 2016	1,287,111
Nikkei 225 Index	554	45,010,634	September 2016	2,290,392
Standard & Poor's 500	31	16,803,550	September 2016	1,377,067
Standard & Poor's 500 E-mini	2,284	247,608,440	September 2016	6,071,154
Topix	1,066	138,793,649	September 2016	1,569,196
U.S. Treasury 10 Year Notes	3,243	431,471,016	September 2016	3,561,484
Financial Futures Short
Amsterdam Exchange Index	4	(399,352)	August 2016	47,832
Canadian 10 Year Bond	310	(35,253,552)	September 2016	(100,980)
Euro-Bond	894	(167,725,573)	September 2016	(3,789,024)
FTSE/MIB Index	98	(9,214,377)	September 2016	(332,096)
Long Gilt	1,836	(318,189,783)	September 2016	(1,890,763)
S&P/Toronto Stock Exchange 60 Index	87	(11,269,054)	September 2016	(495,104)
Gross Unrealized Appreciation				33,117,248
Gross Unrealized Depreciation				(9,253,926)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dynamic Total Return Fund
July 31, 2016 (Unaudited)

	Number of Contracts	Value ($)
Call Options:
Swiss Market Index Futures,
September 2016 @ CHF 7,719	1,840	(869,282)
Put Options:
Swiss Market Index Futures,
September 2016 @ CHF 7,680	2,840	(153,155)
Total Options Written
(premiums received $1,465,855)		(1,022,437)
CHF—Swiss Franc
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written

NOTES

and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases:
Bank of America
Euro,
Expiring
9/21/2016	3,976,364	4,433,745	4,455,970	22,225
Swedish Krona,
Expiring
9/21/2016	30,886,247	3,674,179	3,619,565	(54,614)
Bank of Montreal
Norwegian Krone,
Expiring
9/21/2016	65,543,000	7,808,223	7,769,063	(39,160)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases: (continued)
Bank of Montreal (continued)
Swedish Krona,
Expiring
9/21/2016	84,686,500	10,010,697	9,924,426	(86,271)
Swiss Franc,
Expiring
9/21/2016	10,239,500	10,501,512	10,597,680	96,168
Citigroup
British Pound,
Expiring
9/21/2016	74,306,680	100,045,435	98,435,094	(1,610,341)
Canadian Dollar,
Expiring
9/21/2016	25,352,670	19,193,482	19,423,196	229,714
Euro,
Expiring
9/21/2016	10,278,000	11,441,624	11,517,674	76,050
Japanese Yen,
Expiring
9/21/2016	4,186,772,000	40,915,934	41,119,784	203,850
Norwegian Krone,
Expiring
9/21/2016	252,055,463	29,723,828	29,877,100	153,272
Swedish Krona,
Expiring
9/21/2016	33,535,854	3,973,631	3,930,073	(43,558)
Swiss Franc,
Expiring
9/21/2016	91,855,114	95,171,003	95,068,230	(102,773)
Credit Suisse International
Euro,
Expiring
9/21/2016	7,933,140	8,854,653	8,889,990	35,337
Swedish Krona,
Expiring
9/21/2016	61,620,345	7,334,909	7,221,300	(113,609)
Goldman Sachs International
Canadian Dollar,
Expiring
9/21/2016	54,521,270	42,816,951	41,769,853	(1,047,098)
Japanese Yen,
Expiring
9/21/2016	3,411,075,000	32,210,705	33,501,387	1,290,682

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases: (continued)
Goldman Sachs International (continued)
Norwegian Krone,
Expiring
9/21/2016	24,875,565	2,897,641	2,948,596	50,955
Swiss Franc,
Expiring
9/21/2016	2,524,328	2,548,927	2,612,630	63,703
HSBC
Australian Dollar,
Expiring
9/21/2016	19,024,046	14,031,161	14,431,400	400,239
British Pound,
Expiring
9/21/2016	3,588,020	5,093,732	4,753,100	(340,632)
Canadian Dollar,
Expiring
9/21/2016	44,658,407	35,219,703	34,213,713	(1,005,990)
Japanese Yen,
Expiring
9/21/2016	2,190,547,920	20,850,943	21,514,154	663,211
Norwegian Krone,
Expiring
9/21/2016	353,836,329	43,339,166	41,941,576	(1,397,590)
Swedish Krona,
Expiring
9/21/2016	51,150,646	6,055,793	5,994,354	(61,439)
Swiss Franc,
Expiring
9/21/2016	13,057,733	13,387,502	13,514,496	126,994
Royal Bank of Canada
Australian Dollar,
Expiring
9/21/2016	27,049,000	19,919,424	20,519,028	599,604
British Pound,
Expiring
9/21/2016	5,276,500	7,482,868	6,989,853	(493,015)
Japanese Yen,
Expiring
9/21/2016	3,221,394,000	31,040,875	31,638,462	597,587
Norwegian Krone,
Expiring
9/21/2016	327,074,819	40,271,099	38,769,431	(1,501,668)
Swiss Franc,
Expiring
9/21/2016	94,759,975	98,622,013	98,074,704	(547,309)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases: (continued)
Societe Generale
New Zealand
Dollar,
Expiring
9/21/2016	99,958,032	69,338,887	72,009,979	2,671,092
Standard Chartered Bank
New Zealand
Dollar,
Expiring
9/21/2016	33,319,345	23,129,789	24,003,327	873,538
UBS
British Pound,
Expiring
9/21/2016	9,452,000	13,883,873	12,521,196	(1,362,677)
Japanese Yen,
Expiring
9/21/2016	1,501,122,000	14,424,166	14,743,056	318,890
Swiss Franc,
Expiring
9/21/2016	7,011,925	7,197,845	7,257,204	59,359
Sales:
Bank of America
Canadian Dollar,
Expiring
9/21/2016	8,818,209	6,781,568	6,755,809	25,759
Euro,
Expiring
9/21/2016	7,894,656	8,766,936	8,846,864	(79,928)
Swiss Franc,
Expiring
9/21/2016	38,265,069	39,363,305	39,603,591	(240,286)
Bank of Montreal
Australian Dollar,
Expiring
9/21/2016	8,618,500	6,389,325	6,537,885	(148,560)
British Pound,
Expiring
9/21/2016	12,572,500	17,007,198	16,654,966	352,232
Euro,
Expiring
9/21/2016	105,294,972	120,179,320	117,995,050	2,184,270
Japanese Yen,
Expiring
9/21/2016	870,664,000	8,502,910	8,551,102	(48,192)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales: (continued)
Bank of Montreal (continued)
Swedish Krona,
Expiring
9/21/2016	161,503,291	19,920,725	18,926,600	994,125
BNP Paribas
Euro,
Expiring
9/21/2016	58,598,757	66,769,182	65,666,605	1,102,577
Citigroup
Australian Dollar,
Expiring
9/21/2016	73,235,496	55,290,221	55,555,518	(265,297)
British Pound,
Expiring
9/21/2016	36,470,819	50,763,103	48,313,402	2,449,701
Canadian Dollar,
Expiring
9/21/2016	2,190,791	1,686,755	1,678,410	8,345
Euro,
Expiring
9/21/2016	15,143,404	16,730,830	16,969,915	(239,085)
Japanese Yen,
Expiring
9/21/2016	6,980,879,566	66,631,178	68,561,713	(1,930,535)
Swedish Krona,
Expiring
9/21/2016	263,977,230	30,753,890	30,935,540	(181,650)
Swiss Franc,
Expiring
9/21/2016	20,642,329	21,282,682	21,364,403	(81,721)
Credit Suisse International
Swiss Franc,
Expiring
9/21/2016	15,821,730	16,429,626	16,375,178	54,448
Goldman Sachs International
Australian Dollar,
Expiring
9/21/2016	3,992,430	2,974,021	3,028,607	(54,586)
British Pound,
Expiring
9/21/2016	3,114,345	4,087,983	4,125,616	(37,633)
Euro,
Expiring
9/21/2016	2,536,560	2,793,734	2,842,505	(48,771)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales: (continued)
Goldman Sachs International (continued)
Japanese Yen,
Expiring
9/21/2016	332,632,950	3,152,085	3,266,907	(114,822)
Swedish Krona,
Expiring
9/21/2016	38,626,770	4,463,827	4,526,678	(62,851)
Swiss Franc,
Expiring
9/21/2016	31,113,836	32,356,745	32,202,206	154,539
HSBC
Australian Dollar,
Expiring
9/21/2016	5,205,574	3,859,818	3,948,882	(89,064)
British Pound,
Expiring
9/21/2016	15,358,855	20,605,852	20,346,089	259,763
Canadian Dollar,
Expiring
9/21/2016	32,906,770	25,364,082	25,210,545	153,537
Euro,
Expiring
9/21/2016	73,758,532	84,067,525	82,654,865	1,412,660
Japanese Yen,
Expiring
9/21/2016	2,105,453,627	19,949,837	20,678,413	(728,576)
New Zealand
Dollar,
Expiring
9/21/2016	9,633,560	6,763,337	6,940,037	(176,700)
Swedish Krona,
Expiring
9/21/2016	34,785,320	4,290,855	4,076,498	214,357
Swiss Franc,
Expiring
9/21/2016	7,346,380	7,674,744	7,603,358	71,386
Nomura Securities
Japanese Yen,
Expiring
9/21/2016	2,842,061,000	26,715,871	27,912,897	(1,197,026)
Royal Bank of Canada
Canadian Dollar,
Expiring
9/21/2016	34,839,500	26,938,348	26,691,249	247,099

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Sales: (continued)
Royal Bank of Canada (continued)
Euro,
Expiring
9/21/2016	64,700,488	73,654,445	72,504,291	1,150,154
New Zealand
Dollar,
Expiring
9/21/2016	14,167,000	9,971,556	10,205,937	(234,381)
Swedish Krona,
Expiring
9/21/2016	134,171,970	16,551,568	15,723,638	827,930
Swiss Franc,
Expiring
9/21/2016	10,803,500	11,320,151	11,181,409	138,742
Standard Chartered Bank
British Pound,
Expiring
9/21/2016	45,967,452	67,039,392	60,893,724	6,145,668
UBS
British Pound,
Expiring
9/21/2016	37,117,478	53,082,061	49,170,040	3,912,021
Canadian Dollar,
Expiring
9/21/2016	9,402,090	7,191,006	7,203,132	(12,126)
Japanese Yen,
Expiring
9/21/2016	5,288,134,262	49,745,393	51,936,656	(2,191,263)
Swedish Krona,
Expiring
9/21/2016	166,472,623	20,531,011	19,508,957	1,022,054
WestPac
British Pound,
Expiring
9/21/2016	30,437,907	44,336,129	40,321,519	4,014,610
Gross Unrealized Appreciation				35,428,447
Gross Unrealized Depreciation				(17,970,797)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called

NOTES

duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

OTC Total Return Swaps

Pay/	Notional	Reference			Unrealized
Receive	Amount ($)	Entity	Counterparty	Expiration	(Depreciation) ($)
		Trs Spdr Barclays
Receive	30,446,565	High Yield Bond Etf	Citigroup	12/16/2016	(2,283)
		Trs Spdr Barclays
Receive	44,944,613	High Yield Bond Etf	Citigroup	12/16/2016	(454)

Gross Unrealized
Depreciation					(2,737)

NOTES

At July 31, 2016, accumulated net unrealized appreciation on investments was $13,921,354, consisting of $23,403,467 gross unrealized appreciation and $9,482,113 gross unrealized depreciation.

At July 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 27, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 27, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)